Consolidated Statement of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Financial Position
Lent securities and assets subject to repurchase agreements	$ 1,571	$ 854